Stock Option - Schedule of Stock Options Issued to Employee and Non-employee (Details) - 2019 Performance Stock Option [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Employees [Member]
Number of Options | shares	4,000,000
Exercise Price | $ / shares	$ 0.30
Expiration Term	5 years
Non-employee Board of Directors [Member]
Number of Options | shares	8,863,500
Exercise Price | $ / shares	$ 0.80
Expiration Term	5 years
Consultants [Member]
Number of Options | shares	70,000
Exercise Price | $ / shares	$ 1.00
Expiration Term	5 years